Components of Income Tax Expense Included in Consolidated Statements of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax expense:
Federal	$ 139,228	$ 126,203	$ 74,327
State	9,255	5,161	2,949
Foreign	4,762	7,694	6,822
Total current income tax expense	153,245	139,058	84,098
Deferred income tax expense (benefit):
Federal	(2,198)	(3,623)	27,447
State	442	(2,039)	(55)
Foreign	(125)	(3,635)	(509)
Total deferred income tax expense (benefit)	(1,881)	(9,297)	26,883
Total income tax expense	$ 151,364	$ 129,761	$ 110,981